AZL MSCI Global Equity Index Fund
AZL<sup>®</sup> MSCI GLOBAL EQUITY INDEX FUND, CLASS 1 AND CLASS 2
Investment Objective
The Fund seeks to match the performance of the MSCI World Index as closely as possible.
Fees and Expenses <br/><br/> Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL MSCI Global Equity Index Fund		Class 1	Class 2
Management Fee		0.70%	0.70%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.19%	0.19%
Total Annual Fund Operating Expenses		0.89%	1.14%
Fee Waiver	[1]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses	[1],[2]	0.50%	0.75%
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.31% through at least April 30, 2020, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	After Fee Waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AZL MSCI Global Equity Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	51	245	455	1,060
Class 2	77	324	590	1,351

Expense Example, No Redemption - AZL MSCI Global Equity Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	51	245	455	1,060
Class 2	77	324	590	1,351

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies of the Fund
The Fund seeks to track the investment results of the MSCI World Index (the “Underlying Index”), which is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Underlying Index includes equity securities issued by issuers which range in size between approximately $1.3 billion and $836.3 billion, although this range may change from time to time. As of April 2, 2019, the Underlying Index consisted of companies in the following 23 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The Underlying Index may include large- or mid-capitalization companies, and components primarily include financial services, healthcare, information technology and consumer discretionary companies. With 1,650 constituents, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BlackRock uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the MSCI World Index.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance information is shown below for Class 2 shares of the Fund only. Performance information is not shown for Class 1 because Class 1 had not commenced operations as of the date of this prospectus. Class 1 shares would have substantially similar annual returns to Class 2 because the shares of each Class will be invested in the same portfolio of securities, and the annual returns of each share Class will differ only to the extent that the Class 2 shares charge a Distribution (12b-1) Fee in the amount of 0.25%, while the Class 1 shares do not charge such a fee.
Performance Bar Chart and Table (Class 2)<br/><br/>Calendar Year Total Return<br/> Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 14.41% Lowest (Q3, 2011) -19.45%
Average Annual Total Returns
Average Annual Total Returns - AZL MSCI Global Equity Index Fund		One Year Ended December 31, 2018	Five Year Ended December 31, 2018
				Since Inception	Inception Date
Class 2		(8.94%)	(1.80%)	5.28%	May 01, 2009
MSCI World Index	[1]	(8.20%)	5.14%	10.82%	May 01, 2009
[1]	Reflects no deduction for fees, expenses, or taxes.